LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

11.Leases

The Company recognized operating lease right-of-use (“ROU”) assets of $388 and $529, and corresponding lease liabilities of $388 and $529 for the years ended December 31, 2024 and 2025, respectively.

Significant assumptions and judgments

Incremental borrowing rate. As most of our leases do not provide an implicit interest rate, the Company use its incremental borrowing rate(“IBR”) 2.48% as of April 20, 2022, 2.64% as of August 15, 2022, 3.02% as of April 3, 2023, 4.00% as of September 1, 2024, 6.30% as of August 15, 2025 at the commencement of the lease and estimate the IBR for each lease agreement taking into consideration lease contract term, collateral and entity credit ratings, and use sensitivity analyses to evaluate the reasonableness of the rates determined.

Lease balances and costs

All of the lease agreements that we have entered into are classified as operating leases.

Effective April 20, 2022, the Company entered into an agreement to lease usage of the Taiwan office with a third-party entity. The lease was for a 5-year term, early termination of the lease shall be paid twice of the monthly rent as punitive liquidated damages and forfeited security deposits. For Company business development needs to set up a subsidiary in Taiwan, it is required to have an office for registration. Therefore, the existing agreement owner subsidiary, new setup subsidiary and third-party jointly signed a supplementary agreement to revise and transfer the original lease obligation and right to new setup subsidiary effective from December 1, 2024, which caused gains on lease modification $33 recorded in the consolidated statements of operations and comprehensive loss, all the terms remain the same as original.

Effective August 15, 2022, the Company entered into an agreement to lease usage of our Australia office with a third-party entity. The lease was for a 3-year term, early termination of the lease may apply the proportion of any incentive which must be repaid to the lessor. Effective August 15, 2025, the Company renewed an agreement for a 3-year term, and all the terms remain the same as original.

Effective April 3, 2023, the Company entered into an agreement to lease usage of our USA San Diego office with a third-party entity. The lease was for a 3.25-year term, early termination of the lease is not accepted.

Effective September 1, 2024, the Company entered into an agreement to lease for an office parking space in the same building of our Taiwan office with a third-party entity. The lease was for a 2.92-year term, early termination allowed with a written notice 30 days in advance.

Supplemental balance sheet information related to leases consists of the following:

		As of December 31,	As of December 31,
	Classification	2024	2025
Assets
Operating lease – ROU assets	Right-of-use assets	$521	$433

Liabilities
Operating lease liabilities	Current portion	$276	$241
Operating lease liabilities	Non-current portion	261	188
Total lease liabilities		$537	$429

Operating lease costs were $260, $281 and $299 for the years ended December 31, 2023, 2024 and 2025, respectively, which excluded short-term lease costs. Short-term lease costs were $34, $35 and $42 for the years ended December 31, 2023, 2024 and 2025, respectively.

Cash payments for operating leases were $269, $325 and $320 for the years ended December 31, 2023, 2024 and 2025, respectively.

At December 31, 2024 and 2025, the weighted average incremental borrowing rate were 3.67% and 4.85%, and the weighted average remaining lease term for the operating leases held by the Company were 26 months and 23 months, respectively.

The following table sets forth the Company’s lease payments in future periods:

As of December 31,
2025
For the year ending December 31,
2026	$255
2027	151
2028	43
Total undiscounted cash flows	$449
Present values
Short-term lease liabilities	$241
Long-term lease liabilities	188
Total lease liabilities:	$429
Difference between undiscounted cash flows and discounted cash flows	$20